Share Capital, Warrants and Other Capital (Details Narrative) $ / shares in Units, $ in Thousands											1 Months Ended					3 Months Ended	12 Months Ended
	Mar. 24, 2021 shares	Feb. 22, 2021 USD ($) $ / shares shares	Dec. 14, 2020 $ / shares shares	Aug. 05, 2020 USD ($) $ / shares shares	Jul. 07, 2020 USD ($) $ / shares shares	May 02, 2020 $ / shares shares	Mar. 10, 2020 $ / shares shares	Feb. 21, 2020 USD ($) $ / shares shares	Sep. 20, 2019 USD ($) $ / shares shares	May 10, 2016	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Feb. 28, 2020 USD ($)	Sep. 30, 2019 USD ($) shares	Apr. 30, 2019 USD ($) shares	Mar. 21, 2021 USD ($) shares	Dec. 31, 2020 USD ($) Period shares	Dec. 31, 2019 USD ($) Period	Dec. 31, 2018
Statement Line Items [Line Items]
Number of common shares issued, shares | shares								3,478,261							191,650
Proceeds from issuing common shares					$ 754
Transaction costs					1,420				$ 786		$ 24,933	$ 24,933	$ 24,933	$ 24,933			$ 2,767	$ 795
Warrant liability					5,691
Gross proceeds from Issuance of common shares and warrants					12,000				$ 4,988								$ 23,500	$ 4,988
Share capital					6,308
Warrants issued value					$ 666
Warrants Issued | shares			2,331,000			945,000	28,144	2,608,696
Warrants exercise price | $ / shares			$ 7.10			$ 4.70	$ 1.07	$ 1.20	$ 1.65
Stock options, shares | shares															87,850
Deferred share units | shares														53,000	23,000
Warrants exercised | shares															87,700
Gross proceeds of warrants															$ 314
Common stock shares exercised | shares														37,100
Placement Agent [Member]
Statement Line Items [Line Items]
Warrants Issued | shares								243,478
Warrants exercise price | $ / shares								$ 1.62
Non-adjusting Events After Reporting Period [Member]
Statement Line Items [Line Items]
Number of common shares issued, shares | shares					26,666,666
Share price | $ / shares					$ 0.45
Proceeds from issuing common shares					$ 10,596
Warrants exercised | shares																34,000,000
Gross proceeds of warrants																$ 20,000
Common stock shares exercised | shares	34,859,965
Deferred Stock Units DSU's [Member]
Statement Line Items [Line Items]
Number of common shares issued, shares | shares																	111,300
Number of common shares issued																	$ 313
Common stock shares exercised | Period																	159,000	99,000
Stock Options [Member]
Statement Line Items [Line Items]
Unrecognized compensation cost																	$ 43	$ 101
Unrecognized compensation cost expected to be recognized over weighted average period																	1 year 5 months 5 days	1 year 2 months 16 days
Warrants [Member]
Statement Line Items [Line Items]
Number of common shares issued, shares | shares								243,478
Exercise price | $ / shares								$ 1.62
Proceeds from issuing common shares								$ 2,325
Transaction costs								600
Share Capital [Member]
Statement Line Items [Line Items]
Proceeds from issuing common shares								2,174
Transaction costs								$ 600
Common Stock [Member]
Statement Line Items [Line Items]
Number of common shares issued, shares | shares					26,666,666
Investor Share Purchase Warrants [Member]
Statement Line Items [Line Items]
Number of common shares issued, shares | shares					26,666,666
Share price | $ / shares					$ 0.45
Warrants expiry date					Jul. 07, 2025
Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Number of common shares issued, shares | shares					1,866,667
Share price | $ / shares					$ 0.5625
Warrants expiry date					Jul. 01, 2025
Placement Agent Warrants [Member] | Non-adjusting Events After Reporting Period [Member]
Statement Line Items [Line Items]
Number of common shares issued, shares | shares		215,352
Proceeds from issuing common shares		$ 4,500
Warrants expiry date		Feb. 17, 2026
Warrants exercise price | $ / shares		$ 1.8125
Registered Direct Offering [Member]
Statement Line Items [Line Items]
Number of common shares issued, shares | shares								3,478,261
Share price | $ / shares								$ 1.29
Proceeds from issuing common shares								$ 4,500
Registered Direct Offering [Member] | Warrants [Member]
Statement Line Items [Line Items]
Number of common shares issued, shares | shares								2,608,696
Exercise price | $ / shares								$ 1.20
Proceeds from issuing common shares								$ 3,900
Warrant liability								$ 311
Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of common shares issued, shares | shares				12,427,876					3,325,000
Share price | $ / shares				$ 0.56325
Warrant liability				$ 3,944					$ 550
Gross proceeds from Issuance of common shares and warrants				$ 7,000					$ 4,988
Combined purchase price, description									The combined purchase price for one common share and one warrant was $1.50.
Securities Purchase Agreement [Member] | Investors [Member]
Statement Line Items [Line Items]
Gross proceeds from Issuance of common shares and warrants									$ 4,988
Securities Purchase Agreement [Member] | Unregistered Warrants [Member]
Statement Line Items [Line Items]
Warrants Issued | shares				9,320,907
Warrant exercisable term description				Five and one-half years
Warrants exercise price | $ / shares				$ 0.47
Securities Purchase Agreement [Member] | Unregistered Warrants [Member] | Placement Agent [Member]
Statement Line Items [Line Items]
Transaction costs				$ 327
Warrants expiry date				Aug. 03, 2025
Gross proceeds from Issuance of common shares and warrants				$ 7,000
Share capital				$ 3,056
Warrants Issued | shares				869,952
Warrants exercise price | $ / shares				$ 0.7040625
Securities Purchase Agreement [Member] | Non-adjusting Events After Reporting Period [Member] | Warrant Liability [Member]
Statement Line Items [Line Items]
Transaction costs				$ 421
Gross proceeds from Issuance of common shares and warrants				$ 748
Securities Purchase Agreement [Member] | Warrants [Member]
Statement Line Items [Line Items]
Transaction costs									795
Gross proceeds from Issuance of common shares and warrants									3,457
Securities Purchase Agreement [Member] | Share Capital [Member]
Statement Line Items [Line Items]
Transaction costs									795
Gross proceeds from Issuance of common shares and warrants									$ 1,531
2018 Long-Term Incentive Plan [Member]
Statement Line Items [Line Items]
Percentage of issued and outstanding common shares																			11.40%
Stock Option Plan Prior to 2014 Amendment [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Expected life of options granted										10 years
Stock Option Plan After to 2014 Amendment [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Expected life of options granted										7 years